STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) (USD $)	Dec. 31, 2011
US Government securities, amortized cost	$ 6,400,000
SUPERFUND GOLD, L.P.- SERIES A
US Government securities, amortized cost	3,700,000
SUPERFUND GOLD, L.P.- SERIES B
US Government securities, amortized cost	$ 2,700,000